UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number______811-01316_____________

Security Mid Cap Growth Fund

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Security Mid Cap Growth Fund

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: ___301-296-5100_____

Date of fiscal year end: ___ September 30______

Date of reporting period: __December 31, 2012_______

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 84.3%
Consumer Discretionary - 20.9%
Jarden Corp.	27,980	$1,446,565
Omnicom Group, Inc.	23,100	1,154,076
Wyndham Worldwide Corp.	17,120	910,954
Newell Rubbermaid, Inc.	40,450	900,822
Penn National Gaming, Inc.*	17,095	839,535
AutoZone, Inc.*	2,350	832,911
BorgWarner, Inc.*	11,250	805,725
Priceline.com, Inc.*	1,255	779,606
Urban Outfitters, Inc.*	18,800	739,968
Las Vegas Sands Corp.	15,650	722,404
Wynn Resorts Ltd.	6,288	707,337
VF Corp.	4,650	702,011
Discovery Communications, Inc. — Class A*	10,500	666,540
Dick's Sporting Goods, Inc.	14,050	639,135
Macy's, Inc.	15,380	600,128
Starwood Hotels & Resorts Worldwide, Inc.	10,200	585,072
Ross Stores, Inc.	10,050	544,208
Coach, Inc.	9,100	505,141
Bed Bath & Beyond, Inc.*	8,310	464,612
Scripps Networks Interactive, Inc. — Class A	4,600	266,432
Total Consumer Discretionary		14,813,182
Information Technology - 17.7%
Yahoo!, Inc.*	87,550	1,742,245
Juniper Networks, Inc.*	69,800	1,372,965
Alliance Data Systems Corp.*	9,051	1,310,223
Broadcom Corp. — Class A	38,750	1,286,888
Intuit, Inc.	21,050	1,252,474
Avago Technologies Ltd.	37,690	1,193,265
Cadence Design Systems, Inc.*	81,330	1,098,768
Nuance Communications, Inc.*	45,315	1,011,431
IAC/InterActiveCorp	14,586	689,918
Citrix Systems, Inc.*	6,900	453,675
Teradata Corp.*	6,175	382,171
F5 Networks, Inc.*	2,850	276,878
Aruba Networks, Inc.*	13,050	270,788
NetApp, Inc.*	7,300	244,915
Total Information Technology		12,586,604
Health Care - 11.8%
Covidien plc	26,750	1,544,545
Cerner Corp.*	12,700	986,028
Cooper Companies, Inc.	10,330	955,318
CareFusion Corp.*	25,850	738,793
Thermo Fisher Scientific, Inc.	11,200	714,336
Alexion Pharmaceuticals, Inc.*	6,850	642,599
Teva Pharmaceutical Industries Ltd. ADR	16,915	631,606
Endo Health Solutions, Inc.*	22,800	598,956
Agilent Technologies, Inc.	13,820	565,791
Regeneron Pharmaceuticals, Inc.*	2,635	450,769
Vertex Pharmaceuticals, Inc.*	7,400	310,356
Illumina, Inc.*	4,000	222,360
Total Health Care		8,361,457
Industrials - 11.7%
Precision Castparts Corp.	8,325	1,576,923
Triumph Group, Inc.	21,800	1,423,540
Union Pacific Corp.	11,239	1,412,967
Hubbell, Inc. — Class B	15,450	1,307,533
AMETEK, Inc.	27,219	1,022,618
Dover Corp.	11,200	735,952
Stanley Black & Decker, Inc.	5,220	386,123
Joy Global, Inc.	3,680	234,710
IHS, Inc. — Class A*	1,970	189,120
Total Industrials		8,289,486
Materials - 8.7%
Ashland, Inc.	30,100	2,420,341
FMC Corp.	24,550	1,436,666
Airgas, Inc.	11,300	1,031,577
Ball Corp.	21,584	965,884
CF Industries Holdings, Inc.	1,650	335,214
Total Materials		6,189,682
Energy - 5.7%
Ensco plc — Class A	24,400	1,446,432
Oil States International, Inc.*	15,625	1,117,813
Pioneer Natural Resources Co.	6,650	708,823
Energy XXI Bermuda Ltd.	11,693	376,398
Concho Resources, Inc.*	4,450	358,492
Total Energy		4,007,958
Financials - 4.4%
Discover Financial Services	24,090	928,669
KeyCorp	96,700	814,214
T. Rowe Price Group, Inc.	12,300	801,099
MetLife, Inc.	17,206	566,766
Total Financials		3,110,748
Consumer Staples - 3.4%
McCormick & Company, Inc.	16,300	1,035,539
Dr Pepper Snapple Group, Inc.	18,095	799,437
Whole Foods Market, Inc.	6,600	602,778
Total Consumer Staples		2,437,754
Total Common Stocks
(Cost $56,696,144)		59,796,871
EXCHANGE TRADED FUNDS† - 11.1%
iShares Russell Midcap Growth Index Fund	59,035	3,707,398
Financial Select Sector SPDR Fund	147,400	2,417,360
Industrial Select Sector SPDR Fund	45,900	1,739,610
Total Exchange Traded Funds
(Cost $7,577,178)		7,864,368

Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	December 31, 2012

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 5.8%
UMB Financial Corp. issued 12/31/12 at 0.07% due 01/02/13	$4,111,000	$4,111,000
Total Repurchase Agreement
(Cost $4,111,000)	4,111,000
Total Investments - 101.2%
(Cost $68,384,322)	$71,772,239
Other Assets & Liabilities, net - (1.2)%	(845,151)
Total Net Assets - 100.0%	$70,927,088

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. All time references are based on Eastern Time.

Valuations of the Funds’ securities are supplied by pricing services approved by the Board of Directors. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) using general information as to how these securities and assets trade; and (ii) using other information and considerations, including current values in related markets.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(concluded)

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's net assets at December 31, 2012:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Mid Cap Growth Fund	$67,661,239	$4,111,000	$–	$71,772,239

For the period ended December 31, 2012, there were no transfers between levels.

3. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2012, the repurchase agreement in the joint account was as follows:

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value

Mid Cap Growth Fund	UMB Financial Corp.			Ginnie Mae
	0.07%			3.00%
	Due 01/02/13	$4,111,000	$4,111,016	05/20/37	$4,084,332	$4,193,862

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Security Mid Cap Growth Fund

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	February 22, 2013

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Treasurer

Date	February 22, 2013

* Print the name and title of each signing officer under his or her signature.